NOTE 3 - TRADEMARK AND PATENTS (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Text Block [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]
Trademark and patents consist of the following as of December 31, 2017 and 2016:

	2017	2016
Patent costs	$433,865	$415,251
Trademark	770	770
	434,635	416,021
Accumulated amortization	(317,019)	(264,577)
Trademark and patents, net	$117,616	$151,444